Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2027	¥ 12,801
2028	7,410
2029	3,402
2030	1,176
Total remaining undiscounted lease payments	24,789
Less: Interest	944
Total present value of lease liabilities	23,845		¥ 30,771
Less: Current operating lease liabilities	12,217	$ 1,801	15,308
Non-current operating lease liabilities	¥ 11,628	$ 1,714	¥ 15,463